Schedule H, Line 4a, Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	71-0791606
Plan number	001
Participant Contributions Transferred Late to Plan	$ 13,931
Contributions Not Corrected	13,931
Contributions Corrected Outside VFCP	0
Contributions Pending Correction VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0